Statements of Changes in Shareholders' Equity (Parenthetical)	10 Months Ended
Dec. 31, 2020 USD ($) shares
Statement of Stockholders' Equity [Abstract]
Proceeds from Sale, Maturity and Collection of Investments | $	$ 50,855,000
PrivatePlacementWarrantsShares | shares	8,114,000